Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Financing arrangements consisted of the following (in thousands):

	December 31, 2015	September 30, 2015	December 31, 2014
Senior Secured Credit Facility
Revolving Lines of Credit:
U.S. Revolver — expires October 1, 2020 (effective rate on borrowings 2.02% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	$316,523	$—	$—
Canadian revolver — expires October 1, 2020 (effective rate on borrowings 3.20% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	7,225	—	—
U.S. Revolver — expires October 1, 2020 (effective rate on borrowings of 4.00% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	19,477	—	—
Canadian revolver — expires March 31, 2017 (effective rate on borrowings 0.00% at December 31, 2015; 3.70% at September 30, 2015; and 4.00% at December 31, 2014); refinanced in first quarter of 2016	—	11,240	8,189
U.S. Revolver — expires March 31, 2017 (effective rate on borrowings of 0.00% at December 31, 2015 and at September 30, 2015; and 4.25% at December 31, 2014); refinanced in first quarter of 2016	—	—	15,100
Term Loan:
Term Loan — matures October 1, 2022 (4.00% at December 31, 2015; 0.00% at September 30, 2015 and at December 31, 2014)	$437,298	$—	$—
Term Loan — matures March 31, 2017 (0.00% at December 31, 2015; 4.25% on September 30, 2015; and 2.17% at December 31, 2014); refinanced in first quarter of 2016	—	181,450	191,907
Total borrowings under Senior Secured Credit Facility	780,523	192,690	215,196
Less: current portion	(4,500)	(22,490)	(34,539)
Total long-term portion of borrowings under Senior Secured Credit Facility	$776,023	$170,200	$180,657
Senior Notes
Senior Notes — expires October 2023 (6.38% at December 31, 2015; 0.00% on September 30, 2015 and at December 31, 2014)	$290,091	$—	$—
Less: current portion	—	—	—
Total long-term portion of borrowings under Senior Notes	$290,091	$—	$—
Equipment Financing Facilities
Borrowings under various equipment financing facilities — various maturities through September 2021 and various fixed interest rates ranging from 2.33% to 4.49% at December 31, 2015; 2.33% to 4.49% at September 30, 2015; and 2.33% to 4.60% at December 31, 2014)	$24,121	$25,488	$29,629
Borrowings under various capital lease obligations various maturities through November 2021 and various fixed interest rates ranging from 2.72% to 10.39% at December 31, 2015; 0.00% at September 30, 2015 and December 31, 2014)	26,073	—	—
Less: current portion	(9,787)	(5,069)	(5,439)
Total long-term portion of borrowings under equipment financing facilities	$40,407	$20,419	$24,190

Financing arrangements consisted of the following:

	September 30, 2015	September 30, 2014
Senior Secured Credit Facility
Revolving Lines of Credit:
Canadian revolver-expires March 31, 2017 (effective rate on borrowings 3.70% at September 30, 2015 and 4.00% at September 30, 2014	$11,240	$10,714
U.S. Revolver-expires March 31, 2017 (effective rate on borrowings of 0.00% at September 30, 2015 and 4.25% at September 30, 2014)	—	7,800
Term Loan:
Term Loan-matures March 31, 2017 (4.25% at September 30, 2015 and 2.15% on September 30, 2014)	181,450	194,381
Total borrowings under Senior Secured Credit Facility	192,690	212,895
Less: current portion	(22,490)	(29,764)
Total long-term portion of borrowings under Senior Secured Credit Facility	$170,200	$183,131
Equipment Financing Facilities
Borrowings under various equipment financing facilities-various maturities through September 2021 (various fixed interest rates ranging from 2.33% to 4.49% at September 30, 2015, and various fixed interest rates ranging from 2.33% to 4.60% at September 30, 2014)	$25,488	$30,966
Less: current portion	(5,069)	(5,352)
Total long-term portion of borrowings under equipment financing facilities	$20,419	$25,614

Schedule of Maturities of Long-term Debt
Annual principal payments for all outstanding borrowings for each of the next five years and thereafter are as follows (in thousands):

	Term Loan B Facility	ABL Facility	Senior Notes	Equipment Financing Facilities	Total
2016 (Jan – Sept)	$3,375	$—	$—	$7,343	$10,718
2017	4,500	—	—	10,336	14,836
2018	4,500	—	—	9,646	14,146
2019	4,500	—	—	10,298	14,798
2020	4,500	—	—	7,538	12,038
Thereafter	427,500	351,702	300,000	5,033	1,084,235
Subtotal	448,875	351,702	300,000	50,194	1,150,771
Less current portion	(4,500)	—	—	(9,787)	(14,287)
Total long-term debt	$444,375	$351,702	$300,000	$40,407	$1,136,484

Annual principal payments for all outstanding borrowings for each of the next five years and thereafter as of September 30, 2015 were as follows:

Fiscal year	Senior Secured Credit Facility	Equipment Financing	Revolving Lines of Credit	Total
2016	11,250	5,069	11,240	27,559
2017	174,375	4,974	—	179,349
2018		4,223	—	4,223
2019	—	4,336	—	4,336
2020	—	4,300		4,300
Thereafter	—	2,586	—	2,586
Subtotal	185,625	25,488	11,240	222,353
Less current portion	11,250	5,069	11,240	27,559
Total long-term debt	$174,375	$20,419	$—	$194,794